Shareholder Report, Holdings (Details) - C000259986	May 31, 2026
Vanguard S&P 500 ETF9320626
Holdings [Line Items]
Percent of Total Investments	17.80%
Invesco QQQ Trust, Series 19320622
Holdings [Line Items]
Percent of Total Investments	5.10%
Broadcom9320584
Holdings [Line Items]
Percent of Total Investments	4.70%
VanEck Semiconductor ETF9320625
Holdings [Line Items]
Percent of Total Investments	4.10%
Microsoft9320599
Holdings [Line Items]
Percent of Total Investments	3.10%
Alphabet9320578
Holdings [Line Items]
Percent of Total Investments	3.00%
Amazon.com9320579
Holdings [Line Items]
Percent of Total Investments	2.90%
DexCom9320590
Holdings [Line Items]
Percent of Total Investments	2.90%
State Street SPDR NYSE Technology ETF9320624
Holdings [Line Items]
Percent of Total Investments	2.90%
Micron Technology9320598
Holdings [Line Items]
Percent of Total Investments	2.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	37.70%